SUBSEQUENT EVENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 11 – SUBSEQUENT EVENTS

The Company evaluates events that have occurred after the condensed consolidated balance sheet date but before the condensed consolidated financial statements are issued. Based on the evaluation, the Company identified the following subsequent events:

October 2025 Series B Conversion

On October 16, 2025, 32 shares of Series B Preferred Stock (with an aggregate stated value of $35,200) were converted by the holder into 23,467 shares of common stock at a conversion price of $1.50 per share.

Lease Agreement

On October 27, 2025, the Company entered into a Lease Agreement (the “Lease”) with SVHQ, LLC (the “Landlord”) to lease and occupy approximately 2,467 square feet of office space located at 17130 Dallas Parkway, Dallas, Texas 75248, Suite 245 (the “Premises”). The Lease also includes the non-exclusive right, in common with Landlord, to use and occupy an adjacent shared space consisting of approximately 1,253 square feet (the “Shared Space”). The Lease has a term of sixty (60) months, commencing on November 1, 2025 and expiring on October 31, 2030, and has a monthly base rent of $4,852, including $3,803 for the Premises and $966 for the Shared Space (the “Base Rent”). In addition to the Base Rent, the Company is required to reimburse the landlord for its pro-rata share of all real estate taxes and assessments, insurance, and common area maintenance costs for the building at the rate of 14.81%, consisting of 11.81% for the Premises and 3.00% for the Shared Space (the “Additional Rent”). Upon the execution of the Lease, the Company has agreed to prepay the first full month’s Base Rent and Additional Rent, consisting of $6,141, along with a security deposit equal to $14,557. The Lease includes a right of first refusal to purchase the Premises, but not the Shared Space, on the same terms and conditions as those offered by Landlord to any bona fide third-party purchaser during the term. The Lease includes customary representations of the Company and the Landlord.

Hammer Separation Agreement

On October 27, 2025, the Company entered into a Separation Agreement with its then Chief Operating Officer, Amanda Hammer (“Hammer”), pursuant to which (i) Hammer’s employment with the Company was terminated, effective October 22, 2025, and (ii) the Company agreed to pay Hammer a separation payment consisting of nine (9) months of pay at Hammer’s regular compensation rate (the “Separation Payment”). The Separation Payment will be paid in equal monthly installments pursuant to the Company’s regular payroll schedule, commencing November 1, 2025 and continuing for eight (8) months thereafter until paid in full (the “Separation Agreement”). Pursuant to the Separation Agreement, the Company may, at its discretion, request that Hammer provide consulting or project-based services related to her former role or areas of expertise at an hourly rate of $86, but any such engagement will be voluntary and subject to a mutually agreed written statement of work specifying the scope, duration, and services to be rendered. The Separation Agreement includes a customary release by Hammer, and additional customary confidentiality, non-interference, and mutual non-disparagement provisions.

NOTE 13 – SUBSEQUENT EVENTS

The Company evaluates events that have occurred after the consolidated balance sheet date but before the consolidated financial statements are issued. Based on the evaluation, the Company identified the following subsequent events:

Series B Preferred Stock Sales

Effective on January 3rd and 6th, 2025, we agreed to definitive terms on Securities Purchase Agreements (the “SPAs”), with certain institutional accredited investors (the “Purchasers”), pursuant to which the Company sold the Purchasers, and the Purchasers purchased from the Company, 300 shares of Series B Preferred Stock for $300,000, and warrants to purchase 396,000 shares of common stock with an exercise price of $2.61 per share; 500 shares of Series B Preferred Stock for $500,000, and warrants to purchase 660,000 shares of common stock with an exercise price of $2.59 per share; and 50 shares of Series B Preferred Stock for $50,000, and warrants to purchase 66,000 shares of common stock with an exercise price of $2.59 per share, respectively. Each of the SPAs closed on the dates they were entered into, and the warrants were granted on the same dates.

On January 15, 2025, the Company sold the Purchaser the final 250 shares of Series B Preferred Stock (the “Final Fourth Closing Shares”) for $250,000 in connection with a partial and final closing of the Fourth Closing.

Mango & Peaches Series A Preferred Stock Designation

On January 9, 2025, Mango & Peaches filed a Certificate of Designations of Mango & Peaches Corp., establishing the designations, preferences, limitations, and relative rights of its Series A Super Majority Voting Preferred Stock (the “Series A Preferred Stock”), with the Secretary of State of Texas, which was filed by the Texas Secretary of State on January 15, 2025, effective January 9, 2025 (the “Series A Designation”). The Series A Designation designated 100 shares of Series A Preferred Stock.

The Series A Designation provides for the Series A Preferred Stock to have the following rights: No dividend, liquidation, redemption or conversion rights; voting rights providing that for so long as any shares of Series A Preferred Stock remain issued and outstanding, the holders thereof, voting separately as a class, have the right to vote on all shareholder matters (including, but not limited to at every meeting of the stockholders of Mango & Peaches and upon any action taken by stockholders of Mango & Peaches with or without a meeting) equal to fifty-one percent (51%) of the total vote (the “Total Series A Vote” and the “Voting Rights”), and that so long as Series A Preferred Stock is outstanding, Mango & Peaches shall not, without the affirmative vote of the holders of at least 66-2/3% of all outstanding shares of Series A Preferred Stock, voting separately as a class (i) amend, alter or repeal any provision of the Certificate of Formation or the Bylaws of Mango & Peaches so as to adversely affect the designations, preferences, limitations and relative rights of the Series A Preferred Stock, (ii) effect any reclassification of the Series A Preferred Stock, (iii) designate any additional series of preferred stock, the designation of which adversely effects the rights, privileges, preferences or limitations of the Series A Preferred Stock; or (iv) amend, alter or repeal any provision of the Series A Designation (except in connection with certain non-material technical amendments). Additionally, subject to the rights of series of preferred stock which may from time to time come into existence, so long as any shares of Series A Preferred Stock are outstanding, Mango & Peaches cannot without first obtaining the approval (by written consent, as provided by law) of the holders of a majority of the then outstanding shares of Series A Preferred Stock, voting together as a class: (a) issue any additional shares of Series A Preferred Stock after the original issuance of shares of Series A Preferred Stock; (b) increase or decrease the total number of authorized or designated shares of Series A Preferred Stock; (c) effect an exchange, reclassification, or cancellation of all or a part of the Series A Preferred Stock; (d) effect an exchange, or create a right of exchange, of all or part of the shares of another class of shares into shares of Series A Preferred Stock; or (e) alter or change the rights, preferences or privileges of the shares of Series A Preferred Stock so as to affect adversely the shares of such series, including the rights set forth in the Series A Designation.

Debt Conversion Agreement

On January 15, 2025, the Company entered into a Debt Conversion Agreement (the “Debt Conversion Agreement”) with Mill End Capital Ltd. (“Mill End”), which entity was owed $150,000 from the Company pursuant to that certain outstanding Promissory Note dated October 18, 2024 (the “Promissory Note”), originally issued to Cohen Enterprises, Inc., which is owned and controlled by Jacob Cohen, our Chief Executive Officer and Chairman, and acquired by Mill End from Cohen Enterprises on December 13, 2024, for $150,000.

Pursuant to the Debt Conversion Agreement, the Company and Mill End agreed to convert the entire $150,000 owed by the Company to Mill End under the Promissory Note, into an aggregate of 100,000 shares of restricted common stock of the Company, based on an agreed conversion price of $1.50 per share.

Pursuant to the Debt Conversion Agreement, which included customary representations and warranties of the parties, Mill End agreed that the shares of common stock issuable in connection therewith were in full and complete satisfaction of amounts owed under the Converted Note.

As a result of the conversion of the Promissory Note, pursuant to the terms of the Debt Conversion Agreement, at a conversion price of $1.50 per share, the exercise price of those certain common stock warrants issued by the Company in connection with its December 2025 Series B Convertible Preferred Stock offering (warrants to purchase up to 1,650,000 shares of common stock with exercise prices from between $2.59 and $2.71 per share); and those certain common stock warrants to purchase 320,000 shares of common stock granted to the Purchaser in connection with the SPA (with an exercise price of $2.53 per share), were automatically re-priced pursuant to the anti-dilutive terms thereof, to have an exercise price equal to the Conversion Price of the Debt Conversion Agreement, $1.50 per share, effective upon the date of the Debt Conversion Agreement.

Additionally, as a result of the conversion of the Promissory Note, pursuant to the terms of the Debt Conversion Agreement, at a conversion price of $1.50 per share, the conversion price of the Company’s Series B Preferred Stock was automatically adjusted, pursuant to the designation of such Series B Preferred Stock, to have a conversion price of $2.25 per share, effective upon the date of the Debt Conversion Agreement.

Antonios Isaac Consulting Agreement

In connection with the appointment of Mr. Antonios Isaac as a member of the Board of Directors of the Company and as President of the Company, the Company entered into a Consulting Agreement with Mr. Isaac on January 15, 2025 (the “Isaac Consulting Agreement”). Pursuant to the Isaac Consulting Agreement, Mr. Isaac agreed to serve as the President of the Company and to provide services to the Company as reasonably requested during the term of the Isaac Consulting Agreement, which is 12 months. As consideration for the services to be provided by Mr. Isaac under the Isaac Consulting Agreement, the Company agreed to pay him $10,000 per month. Pursuant to the Isaac Consulting Agreement, we agreed to reimburse Mr. Isaac’s expenses, subject to pre-approval for any expense greater than $500.

First Amendment to Payment Plan Letter Agreement

On January 27, 2025, the Company entered into a First Amendment to Payment Plan Letter Agreement (the “1st Amendment”) with MAAB Global Ltd. (“MAAB”). MAAB had previously purchased rights to $500,000 owed by the Company to Barstool Sports, Inc. (“Barstool” and the “Debt”) on January 10, 2025, which amount was non-interest bearing, and due pursuant to the terms of a Payment Plan Letter Agreement entered into between Barstool and the Company on August 27, 2024. Pursuant to the 1st Amendment, the Company and MAAB agreed to amend the terms of the Debt to allow MAAB the right, exercisable at any time, to convert the $500,000 of Debt into shares of the Company’s common stock at a conversion price of $1.50 per share.

Assignment of Epiq Script Agreements

On January 30, 2025, the Company, with the approval of the disinterested members of the Board of Directors and the Company’s Audit Committee, made up of independent members of the Board of Directors, entered into two Assignment, Assumption and Novation Agreements (the “Epiq Scripts Assignments”) with Epiq Scripts, LLC, which is 52% owned by Jacob Cohen, the Company’s Chief Executive Officer and Chairman, and the Chief Executive Officer and sole director of Mango & Peaches Corp., the Company’s current wholly-owned subsidiary (“M&P”)(provided that the Company has agreed to issue Mr. Cohen (a) 1,700,000 shares of the common stock of M&P (representing 25.4% of M&P’s outstanding shares of common stock); and (b) 100 shares of Series A Super Majority Voting Preferred Stock of M&P, which will have the right to vote fifty-one percent (51%) of the total vote on all M&P shareholder matters).

Pursuant to the Epiq Scripts Assignments, the Company assigned all of its rights under (1) a September 1, 2022, Master Services Agreement, as amended with Epiq Scripts; and (2) a September 15, 2023, Consulting Agreement with Epiq Scripts, to M&P, M&P agreed to take responsibility for all obligations thereunder, effective as of the assignment date, and Epiq Scripts agreed to novate the responsibility of the Company thereunder, effective as of the assignment date. Additionally, we agreed to indemnify M&P for any liability under such agreements prior to the assignment date and M&P agreed to indemnify us against any liability under such agreements after the assignment date.

LT Global Practice Management Service Agreement

On January 28, 2025, the Company, with the approval of the disinterested members of the Board of Directors and the Company’s Audit Committee, made up of independent members of the Board of Directors, entered into an LT Global Practice Management Service Agreement (the “LT Service Agreement”) with LT Global Practice Management (“LT Global”), which entity is owned by the wife of Mr. Cohen. Pursuant to the agreement, LT Global agreed to provide us virtual professionals at the rate of between $1,800 to $3,500 on a full-time basis per virtual professional. The agreement has a term beginning on January 15, 2025, and continuing until either party provides the other at least 30 days prior written notice. The agreement includes customary confidentiality requirements of the parties, indemnification requirements, and other provisions.

Master Distribution Agreement

On January 30, 2025, the Company entered into a Master Distribution Agreement (the “MDA”), with Propre Energie Inc (“Propre”). Pursuant to the MDA, the Company will license certain intellectual property and patent rights from Propre relating to clinically proven, plant-based formulations targeting hyperpigmentation, dark spots, uneven skin tone, and skin brightening through advanced solutions marketed under the brand Dermytol®.

We agreed pursuant to the MDA to pay Propre 650,000 shares of the Company’s restricted common stock (the “Propre Shares”) and 1% of the gross sales revenue we generate during the term of the MDA. The MDA has a term of three years, renewable thereafter for up to three additional one year terms, provided that neither party provides the other notice of termination at least 90 days prior to the renewal date, provided that Propre has a right of termination in the event we sell substantially all of our assets or a majority interest in the Company during the term and either party may terminate the agreement if the other party breaches the MDA and fails to cure such breach within 90 days or becomes insolvent. The MDA contains customary confidentiality provisions, representations and warranties of the parties, indemnification obligations, disclaimers and covenants, for an agreement of type and size of the MDA.

Private Placement of Common Stock

On February 3, 2025, the Company entered into a Subscription Agreement pursuant to which the purchaser agreed to purchase 70,000 shares of common stock of the Company’s restricted common stock from the Company for a total of $105,000, $1.50 per share. The Subscription Agreement included customary representations and warranties of the Purchaser and the Company.

On February 7, 2025, the Company entered into a Subscription Agreement pursuant to which the purchaser agreed to purchase 155,555 shares of common stock of the Company’s restricted common stock from the Company for a total of $350,000 (or $2.25 per share). The Subscription Agreement included customary representations and warranties of the Purchaser and the Company.

Hammer Amendment Agreement

On, and effective on February 6, 2025, the Company, with the approval of the Board of Directors of the Company, with the recommendation of the Compensation Committee of the Board of Directors, entered into a First Amendment to Employment Agreement with Amanda Hammer, the Company’s Chief Operating Officer (the “Hammer Amendment”).

Pursuant to the Hammer Amendment, Ms. Hammer’s role with the Company was expanded to include serving as Chief Operating Officer of Mango & Peaches Corp.; certain provisions of the employment agreement relating to the Company were amended to include both the Company and M&P; Ms. Hammer’s compensation was increased to $180,000 per year, effective February 1, 2025; and the Company agreed to pay Ms. Hammer a cash bonus of $15,000 within 30 days of the effective date of the Hammer Amendment.

IP Purchase Agreement Modification

On February 11, 2025, and effective on December 31, 2024, we and Intramont entered into a letter agreement, amending the IP Purchase Agreement (the “Amendment Letter”), pursuant to which Intramont has agreed that all funds paid by the Company towards the furtherance and development of the Patents would be credited against the Cash Payments owed to Intramont and we agreed to work in good faith with Intramont on financing, developing and commercializing the Patents.

As a result of the Amendment Letter, a total of $306,118 remains due to Intramont in connection with the Cash Payments as of March 20, 2025, which the Company expects to pay over time, by way of expenses associated with the development of the Patents.

Warrant Exercises

On February 10, 2025, the Company received a Notice of Exercise from a holder of warrants to purchase shares of common stock relating to the exercise of warrants to purchase 140,000 shares of common stock with an exercise price of $1.50 per share. The Company received the $210,000 aggregate exercise price and issued 140,000 shares of common stock to the prior holder on February 11, 2025.

On February 11, 2025, the Company received a Notice of Exercise from a holder of warrants to purchase shares of common stock relating to the exercise of warrants to purchase 100,000 shares of common stock with an exercise price of $1.50 per share. The Company received the $150,000 aggregate exercise price and issued 100,000 shares of common stock to the prior holder on February 12, 2025.

On February 14, 2025, the Company received a Notice of Exercise from a holder of warrants to purchase shares of common stock relating to the exercise of warrants to purchase 800,000 shares of common stock with an exercise price of $1.50 per share. The Company received the $120,000 aggregate exercise price and issued 80,000 shares of common stock to the prior holder on February 14, 2025.

Series B Preferred Stock Conversions

On February 12, 2025, a holder of the Company’s Series B Convertible Preferred Stock converted 216 shares of Series B Convertible Preferred Stock (with an aggregate stated value of $237,600) into 105,600 shares of common stock of the Company pursuant to the terms of such Series B Convertible Preferred Stock, including the current conversion price of $2.25 per share.

Various Consulting Agreements

On January 15, 2025, we entered into a Consulting Agreement with 2 B MD (“2 B MD”), whereby 2 B MD agreed to provide general marketing and design related services as reasonably requested by the Company during the term of the agreement, which was for 12 months, unless otherwise earlier terminated due to breach of the agreement by either party, and the failure to cure such breach 30 days after written notice thereof. In consideration for agreeing to provide the services under the agreement, the Company issued 2 B MD 15,000 shares of common stock under the Company’s 2022 Equity Incentive Plan. The shares were valued at $2.55 per share for a total of $38,250.

On January 15, 2025, we entered into a Consulting Agreement with Alicia Stathopoulos (“Alicia”), whereby Alicia agreed to provide general marketing and design related services as reasonably requested by the Company during the term of the agreement, which was for 12 months, unless otherwise earlier terminated due to breach of the agreement by either party, and the failure to cure such breach 30 days after written notice thereof. In consideration for agreeing to provide the services under the agreement, the Company issued Alicia 15,000 shares of common stock under the Company’s 2022 Equity Incentive Plan. The shares were valued at $2.55 per share for a total of $38,250.

On January 15, 2025, we entered into a Consulting Agreement with Victoria Valentine (“Victoria”), whereby Victoria agreed to provide general marketing and design related services as reasonably requested by the Company during the term of the agreement, which was for 12 months, unless otherwise earlier terminated due to breach of the agreement by either party, and the failure to cure such breach 30 days after written notice thereof. In consideration for agreeing to provide the services under the agreement, the Company issued Victoria 15,000 shares common stock under the Company’s 2022 Equity Incentive Plan. The shares were valued at $2.55 per share for a total of $38,250.

On January 15, 2025, we entered into a Consulting Agreement with Safaya Investment In Commercial Enterprises & Management Co. L.L.C (“Safaya”), whereby Safaya agreed to provide general consulting services as reasonably requested by the Company during the term of the agreement, which was for 12 months, unless otherwise earlier terminated due to breach of the agreement by either party, and the failure to cure such breach 30 days after written notice thereof. In consideration for agreeing to provide the services under the agreement, the Company issued Safaya 50,000 shares of common stock under the Company’s 2022 Equity Incentive Plan. The shares were valued at $2.55 per share for a total of $127,500.

On January 15, 2025, we amended our Consulting Agreement with North York, Ltd. (“North”), to include additional services related to identifying various business opportunities and strategic partnerships as reasonably requested by the Company during the term of the agreement. In consideration for agreeing to provide the additional services, the Company agreed to issue North an additional 125,000 shares of common stock (for a total of 225,000 shares of common stock) under the 2022 Plan. The additional shares were valued at $2.55 per share for a total of $318,750.

On February 7, 2025, we entered into a Consulting Agreement with Spartan Crest Capital Corp. (“Spartan”), whereby Spartan agreed to provide general marketing and consulting services as reasonably requested by the Company during the term of the agreement, which was for 6 months, unless otherwise earlier terminated due to breach of the agreement by either party, and the failure to cure such breach 30 days after written notice thereof. In consideration for agreeing to provide the services under the agreement, the Company issued Spartan 20,000 shares of common stock under the Company’s 2022 Equity Incentive Plan. The shares were valued at $4.25 per share for a total of $85,000.

On February 7, 2025, we entered into a Consulting Agreement with Sendero Holdings, Ltd. (“Sendero”), whereby Sendero agreed to provide general marketing and consulting services as reasonably requested by the Company during the term of the agreement, which was for 6 months, unless otherwise earlier terminated due to breach of the agreement by either party, and the failure to cure such breach 30 days after written notice thereof. In consideration for agreeing to provide the services under the agreement, the Company issued Spartan 72,000 shares of common stock under the Company’s 2022 Equity Incentive Plan. The shares were valued at $4.25 per share for a total of $306,000.

On February 7, 2025, we entered into a Consulting Agreement with Pat Ceci (“Ceci”), whereby Ceci agreed to provide general marketing and consulting services as reasonably requested by the Company during the term of the agreement, which was for 6 months, unless otherwise earlier terminated due to breach of the agreement by either party, and the failure to cure such breach 30 days after written notice thereof. In consideration for agreeing to provide the services under the agreement, the Company issued Ceci 10,000 shares of common stock under the Company’s 2022 Equity Incentive Plan. The shares were valued at $4.25 per share for a total of $42,500.

On February 19, 2025, the Company entered into a Consulting Agreement with 6330 Investment & Consulting Gmbh (“6330 Consulting”), to provide certain strategic business advisory services related to making certain introductions of strategic partners and potential acquisition opportunities to the Company, and as reasonably requested by the Company during the term of the Agreement, which is for 12 months, unless otherwise earlier terminated due to breach of the agreement by either party, and the failure to cure such breach 30 days after written notice thereof. In consideration for agreeing to provide the services under the agreement, the Company agreed to issue 6330 Consulting 200,000 shares of common stock of the Company’s restricted common stock upon the parties’ entry into the agreement. The agreement contains customary confidentiality and non-solicitation provisions. The shares were exempt from registration pursuant to Section 4(a)(2) and/or Rule 506 of the Securities Act.

Second Amendment to 2022 Equity Incentive Plan

On March 17, 2025, at a Special Meeting of the stockholders of the Company, the stockholders of the Company approved a Second Amendment to the Mangoceuticals, Inc. 2022 Equity Incentive Plan (“Second Amendment” and the Amended and Restated Mangoceuticals, Inc. 2022 Equity Incentive Plan, as amended by the Second Amendment, the “2022 Plan”). The Second Amendment was originally approved by the Board of Directors of the Company on February 15, 2025, subject to stockholder approval and the Second Amendment became effective at the time of stockholder approval.

The 2022 Plan provides an opportunity for any employee, officer, director or consultant of the Company, subject to limitations provided by federal or state securities laws, to receive (i) incentive stock options (to eligible employees only); (ii) nonqualified stock options; (iii) stock appreciation rights; (iv) restricted stock awards; (v) restricted stock units; (vi) shares in performance of services; (vii) other awards of equity or equity based compensation; or (viii) any combination of the foregoing. In making such determinations, the Board or Compensation Committee may take into account the nature of the services rendered by such person, his or her present and potential contribution to the Company’s success, and such other factors as the Board or Compensation Committee, in its discretion shall deem relevant.

Subject to adjustment in connection with the payment of a stock dividend, a stock split or subdivision or combination of the shares of common stock, or a reorganization or reclassification of the Company’s common stock, the aggregate number of shares of common stock which may be issued pursuant to awards under the 2022 Plan is currently the sum of (i) 10,000,000, and (ii) an automatic increase on April 1st of each year for a period of six years commencing on April 1, 2026 and ending on (and including) April 1, 2032, in an amount equal to the lesser of (x) ten percent (10%) of the total shares of common stock of the Company outstanding on the last day of the immediately preceding fiscal year; and (y) 2,000,000 shares of common stock; provided, however, that the Board may act prior to April 1st of a given year to provide that the increase for such year will be a lesser number of shares of common stock. This is also known as an “evergreen” provision. Notwithstanding the foregoing, no more than a total of 26,000,000 shares of common stock (or awards) may be issued or granted under the 2022 Plan in aggregate, and no more than 26,000,000 shares of common stock may be issued pursuant to the exercise of Incentive Stock Options.

Amendment to Series B Convertible Preferred Stock Designation

On March 17, 2025, with the approval of the shareholders of the Company at the special meeting of shareholders held on the same date, the Company submitted to the Secretary of the State of Texas, an amendment to the Certificate of Designations, Preferences and Rights of Series B Convertible Preferred Stock of Mangoceuticals, Inc. (the “Series B Designation”), to: (a) reduce the conversion price set forth therein to a fixed price of $1.50 per share (subject to customary adjustments for stock splits) (compared to having a fixed conversion price of $2.25 prior to the amendment)(the “Conversion Price”); (b) reduce the floor price set forth therein from $2.25 to $1.50 per share (subject to customary adjustments for stock splits)(the “Floor Price”); (c) remove the dividend rights set forth therein (except for standard participatory rights for dividends declared on the Company’s common stock); and exclude the Company’s current wholly-owned subsidiary, Mango & Peaches Corp. (“Mango & Peaches”), from the definition of Change of Control Transaction thereunder (as a result, the issuance of securities of Mango & Peaches to Mr. Jacob Cohen, the Company’s Chief Executive Officer and Chairman, will not be a Change of Control Transaction, trigger an event of default under the Series B Preferred Stock or be deemed an Equity Condition (as defined in the designation of the Series B Preferred Stock)(the “Designation Amendment”).